Accounts Receivable, Net	12 Months Ended
Dec. 31, 2013
Accounts Receivable, Net
4	Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31,
	2012	2013
Accounts receivable	$203,907	$236,188
Less: allowance for doubtful debts	(16,034)	(14,571)

Total accounts receivable, net	187,873	221,617
Less: non-current portion	(2,172)	(1,389)

Current portion	$185,701	$220,228

Movements in allowance for doubtful accounts were as follows:

	December 31,
	2011	2012	2013
Balance at beginning of year	$7,821	$7,787	$16,034
(Recovery) allowance made during the year	(34)	9,572	(940)
Foreign currency translation adjustments	—	(1,325)	(523)

Balance at end of year	$7,787	$16,034	$14,571